Consolidated Schedule of Investments (unaudited)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

American Electric Power Inc., 0.16%, 08/26/21(a)	$250	$249,972
American Honda Finance Corp.
0.17%, 10/19/21(a)	600	599,730
0.18%, 09/22/21(a)	250	249,928
0.20%, 09/27/21(a)	400	399,907
Banco Santander SA, 0.16%, 08/04/21(a)	1,200	1,199,987
Barclays Bank UK PLC, 0.09%, 08/02/21(a)	450	449,997
Barton Capital SA
0.10%, 08/05/21(a)	800	799,988
0.11%, 08/16/21(a)	500	499,979
BASF SE
0.14%, 09/23/21(a)	250	249,951
0.14%, 09/27/21(a)	1,000	999,789
Bayerische Landesbk Giro, 0.15%, 08/05/21(a)	1,200	1,199,984
Cancara Asset Securities LLC, 0.12%, 10/27/21(a)	500	499,857
Chariot Funding LLC, 0.10%, 10/04/21(a)	1,400	1,399,769
DNB Bank ASA, 0.06%, 09/07/21(a)	1,000	999,932
Dominion Resources Inc., 0.19%, 10/12/21(a)	697	696,729
Duke Energy Corp., 0.14%, 08/03/21(a)	250	249,997
Electricite De France SA, 0.13%, 09/01/21(a)	1,300	1,299,865
Federation Des Caisses Desjardins Du Quebec, 0.11%, 10/19/21(a)	800	799,818
Goldman Sachs International, 0.15%, 08/23/21(a)	750	749,953
Hyundai Capital America, 0.15%, 08/02/21(a)	500	499,996
Landesbank Baden-Wuerttemberg, 0.14%, 08/02/21(a)	650	649,994
Lime Funding LLC, 0.12%, 09/10/21(a)	1,000	999,865
Lloyds Bank PLC, 0.07%, 08/02/21(a)	750	749,995
LMA Americas LLC, 0.09%, 08/09/21(a)	1,500	1,499,962
Macquarie Bank Ltd.
0.10%, 10/04/21(a)	700	699,843
0.11%, 09/01/21(a)	600	599,938
Mitsubishi UFJ Trust and Banking Corp., 0.09%, 08/30/21(a)	1,300	1,299,910
Mizuho Bank Ltd., 0.15%, 08/09/21(a)	1,500	1,499,956
Nationwide Building Society, 0.09%, 08/03/21(a)	600	599,995
Natixis NY, 0.13%, 08/04/21(a)	1,200	1,199,988
Security	Par/ Shares (000)	Value

Nederlandse Waterschapsbank NV, 0.10%, 10/05/21(a)	$250	$249,953
Nordea Bank ABP, 0.10%, 10/21/21(a)	550	549,869
Nutrien Ltd.
0.14%, 09/07/21(a)	300	299,949
0.15%, 09/03/21(a)	1,000	999,851
Skandinaviska Enskilda Banken AB, 0.07%, 09/08/21(a)	750	749,939
Total Capital Canada Ltd., 0.11%, 08/02/21(a)	1,200	1,199,992
Virginia Electric and Power Co., 0.16%, 10/14/21(a)	600	599,805
VW Credit Inc.
0.15%, 09/13/21(a)	500	499,900
0.19%, 09/14/21(a)	800	799,835

Total Commercial Paper — 82.3%
(Cost: $29,843,696)		29,843,667

U.S. Treasury Obligations

U.S. Treasury Bills, 0.04%, 09/14/21	2,550	2,549,863

Total U.S. Treasury Obligations — 7.1%
(Cost: $2,549,870)		2,549,863

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	7,140	7,140,000

Total Money Market Funds — 19.7%
(Cost: $7,140,000)		7,140,000

Total Investments in Securities — 109.1%
(Cost: $39,533,566)		39,533,530

Other Assets, Less Liabilities — (9.1)%		(3,281,775)

Net Assets — 100.0%		$36,251,755

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$7,140,000	(a)	$—	$—	$—	$7,140,000	7,140	$441	$—

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2021

OTC Total Return Swaps

Paid by the Fund		Received by the Fund								Premiums	Unrealized
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
0.09%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	09/01/21	USD	8,051	$2,321,545	$(18,933)	$2,340,478
0.09%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	09/01/21	USD	20,009	5,757,106	(59,976)	5,817,082
									$8,078,651	$(78,909)	$8,157,560

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the Reference Entity.

Reference Entity

The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of July 31, 2021.

Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/29/2021	27.4%
Gas Oil	12/10/2021	12.3
Aluminum	12/14/2021	11.2
RBOB Gasoline	11/30/2021	10.9
Gold	12/29/2021	8.1
Corn	3/14/2022	7.6
Sugar	6/30/2022	6.5
WTI Crude Oil	11/19/2021	6.2
Zinc	12/14/2021	3.7
Nickel	12/14/2021	3.5
Lean Hogs	12/14/2021	2.6

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$29,843,667	$—	$29,843,667
U.S. Treasury Obligations	—	2,549,863	—	2,549,863
Money Market Funds	7,140,000	—	—	7,140,000
	$7,140,000	$32,393,530	$—	$39,533,530
Derivative financial instruments
Assets
Swaps	$—	$8,157,560	$—	$8,157,560

Currency Abbreviations

USD	United States Dollar

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